Related party transactions	12 Months Ended
Mar. 31, 2019
Related party transactions
Related party transactions

 29. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 “Investments in associates and joint arrangements”, note 24 “Post employment benefits” and note 22 “Directors and key management compensation”).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements.

No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2019	2018	2017
	€m	€m	€m
Sales of goods and services to associates	27	19	37
Purchase of goods and services from associates	3	1	90
Sales of goods and services to joint arrangements	242	194	19
Purchase of goods and services from joint arrangements	192	199	183
Net interest income receivable from joint arrangements[1]	96	120	87
Trade balances owed:
by associates	1	4	—
to associates	3	2	1
by joint arrangements	193	107	158
to joint arrangements	25	28	15
Other balances owed by joint arrangements[1]	997	1,328	1,209
Other balances owed to joint arrangements[1]	169	150	127

Note:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Idea, Vodafone Hutchison Australia and Cornerstone Telecommunications Infrastructure Limited. Interest is paid in line with market rates.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2019, and as of 14 May 2019, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Company.

During the three years ended 31 March 2019 and as of 14 May 2019, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.